Borrowings (Details 4) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total borrowings	$ 467,475	$ 206,892	$ 99,825	$ 135,547
ARS [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	100,050
USD [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	367,425	206,274
Chinese Yuans [Member]
IfrsStatementLineItems [Line Items]
Total borrowings		$ 618